NUVEEN HIGH YIELD MUNICIPAL BOND FUND

NUVEEN ALL-AMERICAN MUNICIPAL BOND FUND

NUVEEN MUNICIPAL BOND FUND

NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2010,

AS SUPPLEMENTED JANUARY 21, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-NATSAI-0711P

NUVEEN INFLATION PROTECTED MUNICIPAL BOND FUND

SUPPLEMENT DATED JULY 27, 2011

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 5, 2011

The fifth sentence of the second paragraph of the section “Purchase and Redemption of Fund Shares – Class A Shares – Reduction or Elimination of Up-Front Sales Charge on Class A Shares – Letter of Intent” is hereby deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-IPMSAI-0711P